Leases (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Discount rate			8.00%
Bears interest rate			8.00%
Maturity date			Apr. 30, 2024
Obligation cost			$ 56,634	$ 96,375
Cash paid lease	$ 204,987	$ 206,042	$ 359,615	$ 360,780
Right of use asset lease liability percentage			7.75%
Cash paid lease			$ 3,475
Weighted average discount rate	13.90%		7.90%
Discount interest rate	15.00%
Weighted average remaining lese term	11 years 2 months 12 days		2 years 2 months 12 days